BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Feb. 27, 2024	Feb. 13, 2024	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022
Equity, Attributable to Parent [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001
Common Stock, Shares Authorized	1,000			1,000
Common Stock, Shares, Issued	1			1
Common Stock, Shares, Outstanding				1
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Equity, Attributable to Parent [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	1,000,000			1,000,000		1,000,000
Preferred Stock, Shares Issued	0			0		0
Preferred Stock, Shares Outstanding	0			0		0
Common Stock, Par or Stated Value Per Share			$ 0.01
Common Class A [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Liabilities and Equity [Abstract]
Ordinary shares, par value (in dollars per share)	$ 0.0001			$ 0.0001		$ 0.0001
Convertible preferred stock, shares outstanding	3,300,016			3,690,831		14,950,000
Ordinary shares subject to possible redemption, redemption price (in dollars per share)	$ 11.47			$ 10.97		$ 10.30
Equity, Attributable to Parent [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.0001		0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	479,000,000			479,000,000		479,000,000
Common Stock, Shares, Issued	499,000			499,000		499,000
Common Stock, Shares, Outstanding	499,000			499,000		499,000
Common Class B [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Equity, Attributable to Parent [Abstract]
Preferred Stock, Par or Stated Value Per Share			$ 0.001
Common Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	20,000,000			20,000,000		20,000,000
Common Stock, Shares, Issued	3,737,500	3,737,500		3,737,500	3,737,500	3,737,500
Common Stock, Shares, Outstanding	3,737,500	3,737,500		3,737,500	3,737,500	3,737,500